Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 97,381	$ 156,848
Prepaid expenses	835,471
Total Current Assets	932,852	156,848
Deferred offering costs		181,027
Investments held in Trust Account	207,005,566
TOTAL ASSETS	207,938,418	337,875
Current liabilities
Accrued expenses	1,037,253	2,528
Accrued offering costs	118,569	12,875
Promissory note — related party		300,000
Total Current Liabilities	1,155,822	315,403
Warrant liability	14,368,000
Deferred underwriting fee payable
Total Liabilities	15,523,822	315,403
Commitments and Contingencies
Class A common stock subject to possible redemption 18,741,459 and no shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	187,414,590
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 1,958,541 and no shares issued and outstanding (excluding 18,741,459 and no shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	196
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,175,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	518	518	[1]
Additional paid-in capital	6,983,457	24,482
Retained earnings (accumulated deficit)	(1,984,165)	(2,528)
Total Stockholders' Equity	5,000,006	22,472
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 207,938,418	$ 337,875

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).